14. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income Oci Details
Accumulated OCI, beginning of period: Currency translation adjustment	$ 465,615	$ 3,253,019	$ 1,901,351
Other comprehensive income (loss) for the period: Currency translation adjustments	(3,315,737)	(2,787,404)	1,351,668
Accumulated OCI, end of period: Currency translation adjustment	$ (2,850,122)	$ 465,615	$ 3,253,019